Consolidated Statements Of Stockholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance, Value at Dec. 31, 2009	$ 125,051	$ 427	$ 273,901	$ (18,039)	$ (131,238)
Balance, Shares at Dec. 31, 2009		42,696,409
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	47,363				47,363
Other Comprehensive Income (Loss)	16,271			16,271
Stock Compensation	492		492
Issuance of Common Stock in public offering, net of related expenses, shares		1,668,503
Issuance of Common Stock in public offering, net of related expenses, Value	21,358	17	21,341
Issuance of Common Stock through exercise of warrants, Shares		173,109
Issuance of Common Stock through exercise of warrants, Value	206	2	204
Issuance of Restricted Stock, Shares		58,525
Issuance of Common Stock through exercise of options, Shares	48,889	48,889
Issuance of Common Stock through exercise of options, Value	315		315
Balance, Value at Dec. 31, 2010	211,056	446	296,253	(1,768)	(83,875)
Balance, Shares at Dec. 31, 2010		44,645,435
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	108,422				108,422
Other Comprehensive Income (Loss)	4,431			4,431
Stock Compensation	1,287		1,287
Issuance of Common Stock in public offering, net of related expenses, shares		10,810,000
Issuance of Common Stock in public offering, net of related expenses, Value	306,161	108	306,053
Issuance of Common Stock through exercise of warrants, Shares		566
Issuance of Restricted Stock, Shares		63,370
Issuance of Restricted Stock, Value		1	(1)
Issuance of Common Stock through exercise of options, Shares	102,000	102,000
Issuance of Common Stock through exercise of options, Value	993	1	992
Balance, Value at Dec. 31, 2011	632,350	556	604,584	2,663	24,547
Balance, Shares at Dec. 31, 2011	55,621,371	55,621,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,869				26,869
Other Comprehensive Income (Loss)	(9,782)			(9,782)
Stock Compensation	1,135		1,135
Issuance of Restricted Stock, Shares		28,346
Issuance of Restricted Stock, Value	0	0
Balance, Value at Mar. 31, 2012	650,572	556	605,719	(7,119)	51,416
Balance, Shares at Mar. 31, 2012	67,527,386	55,649,717
Balance, Value at Dec. 31, 2011	632,350	556	604,584	2,663	24,547
Balance, Shares at Dec. 31, 2011	55,621,371	55,621,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	68,371				68,371
Other Comprehensive Income (Loss)	(6,092)			(6,092)
Stock Compensation	4,688		4,688
Issuance of Common Stock in public offering, net of related expenses, shares		11,750,000
Issuance of Common Stock in public offering, net of related expenses, Value	426,907	118	426,789
Issuance of Restricted Stock, Shares		135,015
Issuance of Restricted Stock, Value	0	0	0
Issuance of Common Stock through exercise of options, Shares	21,000	21,000
Issuance of Common Stock through exercise of options, Value	184	0	184
Balance, Value at Dec. 31, 2012	1,126,408	674	1,036,245	(3,429)	92,918
Balance, Shares at Dec. 31, 2012	67,527,386	67,527,386
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	44,559				44,559
Other Comprehensive Income (Loss)	(3,200)			(3,200)
Stock Compensation	1,502		1,502
Issuance of Common Stock in public offering, net of related expenses, shares		9,812,500
Issuance of Common Stock in public offering, net of related expenses, Value	357,640	99	357,541
Issuance of Restricted Stock, Shares		35,221
Issuance of Restricted Stock, Value	0	0
Issuance of Common Stock through exercise of options, Shares	0
Balance, Value at Mar. 31, 2013	$ 1,526,909	$ 773	$ 1,395,288	$ (6,629)	$ 137,477
Balance, Shares at Mar. 31, 2013	77,375,107	77,375,107